Trade Receivables, Net (Details) - HKD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Trade Receivable [Member]
Trade Receivables, Net [Line Items]
Provision for allowance for doubtful accounts	$ (3,218,000)	$ 8,303,208	$ 30,000